August 1, 2013

Supplement

SUPPLEMENT DATED AUGUST 1, 2013 TO THE
STATEMENT OF ADDITIONAL INFORMATION OF
AIP SERIES TRUST—AIP DYNAMIC ALTERNATIVE STRATEGIES FUND
Dated May 9, 2013

The Board of Trustees of AIP Series Trust (the "Fund") has approved changing the transfer agent of the Fund from Morgan Stanley Services Company Inc. to Boston Financial Data Services, Inc. As a result, all references in the Fund's Statement of Additional Information ("SAI") to Morgan Stanley Services Company Inc., as transfer agent, are hereby deleted and replaced with Boston Financial Data Services, Inc.

***

The section of the Fund's SAI entitled "V. Investment Advisory and Other Services—F. Other Service Providers—(1) Transfer Agent/Dividend Disbursing Agent" is hereby deleted and replaced with the following:

Boston Financial Data Services, Inc., 2000 Crown Colony Drive, Quincy, Massachusetts 02169-0953, is the Transfer Agent for the Fund's shares, the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares, and the agent for shareholders under various investment plans.

***

The section of the Fund's SAI entitled "V. Investment Advisory and Other Services—F. Other Service Providers—(3) Affiliated Persons" is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.